Performance Management	Aug. 25, 2026
F/m Accumulator BDC Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Accumulator Mortgage REIT Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Accumulator Equity REIT Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Accumulator High Dividend Payers Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com
F/m Accumulator High Dividend Payers Growth Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance One Year or Less [Text]	Performance information will be included once the Fund has at least one calendar year of performance.
Performance Availability Website Address [Text]	www.fminvest.com